Income Taxes	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Income Tax
17.	Income Taxes
Cayman Islands
Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gain arising in Cayman Islands.
Austria
EHang GmbH is subject to Austria profits tax of 25% on its activities conducted in Austria.
France
EHang France is subject to France profits tax of 28% on its activities conducted in France.
Spain
EHang Spain is subject to Spain profits tax of 25% on its activities conducted in Spain.
Hong Kong
Ehfly and EHang HK are incorporated in Hong Kong and are subject to Hong Kong profits tax. Hong Kong profits tax for a corporation from the year of assessment 2018 and 2019 onwards is generally 8.25% on assessable profits up to HK$2.0 million; and 16.5% on any part of assessable profits over HK$2.0 million.
PRC
The Company’s subsidiaries and the VIEs in the PRC are subject to the statutory rate of 25%, in accordance with the Enterprise Income Tax law (the ‘‘EIT Law’’), which was effective since January 1, 2008 except for certain entities eligible for preferential tax rates.
In accordance with the PRC Income Tax Laws, an enterprise awarded with the High and New Technology Enterprise (“HNTE”) certificate may enjoy a reduced EIT rate of 15%. Qualified as an HNTE, EHang Intelligent was eligible for a 15% preferential rate from 2020 to 2025, EHang GZ was eligible for a 15% preferential rate from 2019 to 2024.

From January 1, 2010 to December 31, 2020, the newly established enterprises in Xinjiang Kashgar and Khorgos, which are two special economic development zones belong to the Xinjiang Difficult Areas Key Encouraged Development Industry Enterprise Income Tax Preferential Catalogue (the ‘‘Catalogue’’), shall be exempted from corporate income tax for five years from the tax year in which the first operating income is obtained. Kashi EHang Egret Media Technology Co., Ltd. (“EHang Egret KS”) established in 2017, engaged in industries that belong to Software Development and Business Service Industry in the catalogue. As the first operating income generated in 2018, EHang Egret KS may enjoy a reduced EIT rate of 0%.
According to a policy promulgated by the State Tax Bureau of the PRC and effective from 2008 onwards, enterprises engaged in R&D activities are entitled to claim an additional tax deduction amounting to 50% of the qualified R&D expenses incurred in determining its tax assessable profits for that year. The additional tax deduction amount of the qualified R&D expenses has been increased from 50% to 75%, effective from 2018 to 2020, according to a new tax incentives policy promulgated by the State Tax Bureau of the PRC in September 2018 (“Super Deduction”). According to Announcement of the Ministry of Finance and the State Taxation Administration [2021] No.13 (“Circular 13”), manufacturing enterprise with qualified R&D expenses could enjoy R&D Super Deduction, i.e. to claim additional 100% R&D expenses on top of those actually incurred. EHang Intelligent and Yunfu EHang were entitled to 100% super deduction while other entities within the group remain deducted additionally at 75%.
Dividends, interests, rent or royalties payable by the Company’s PRC subsidiaries, to non-PRC
resident enterprises, and proceeds from any such
non-resident
enterprise investor’s disposition of assets (after deducting the net value of such assets) shall be subject to 10% withholding tax, unless the respective non-PRC
resident enterprise’s jurisdiction of incorporation has a tax treaty or arrangements with China that provides for a reduced withholding tax rate or an exemption from withholding tax.
The Group’s loss before income taxes consisted of:

	For the year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB	US$
PRC	(185,000)	(192,495)	(146,961)	(20,699)
Non-PRC	(128,762)	(136,757)	(155,174)	(21,857)

	(313,762)	(329,252)	(302,135)	(42,556)

Income tax expense comprises of:

	For the year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB	US$
Income tax expenses applicable to PRC operations
Current income tax expenses	113	62	181	25

Subtotal income tax expenses applicable to PRC operations	113	62	181	25

Income tax expenses applicable to Non-PRC operations
Current income tax expenses	21	17	25	4

Subtotal income tax expenses applicable to Non-PRC operations	21	17	25	4

Total income tax expenses	134	79	206	29

Reconciliations of the income tax expense computed by applying the PRC statutory income tax rate of 25% to the Group’s income tax expense of the periods presented are as follows:

	For the year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB	US$
Loss before income tax expense	(313,762)	(329,252)	(302,135)	(42,556)
PRC statutory tax rate	25%	25%	25%	25%
Income tax benefits at PRC statutory tax rate of 25%	(78,440)	(82,313)	(75,534)	(10,639)
Effect of different tax rates in different jurisdictions	31,370	32,886	37,442	5,274
Non-deductible expenses	5,455	6,758	2,358	333
Additional deduction for qualified R&D expenses	(24,197)	(20,731)	(24,762)	(3,488)
Effect on adoption of preferential tax rate	22	3	(100)	(14)
Statutory expense	2,636	2,151	949	133
Others	134	79	181	25
Change in valuation allowance	63,154	61,246	59,672	8,405

Income tax expenses	134	79	206	29

Effect of preferential tax rate inside the PRC on basic and dilutive loss per share	—	—	—	—

The significant components of the Group’s deferred tax assets(liabilities) were as follows:

	As of December 31,
	2021	2022	2023
	RMB	RMB	RMB	US$
Non-current deferred tax assets
Tax losses	151,160	203,259	256,410	36,115
Allowance for doubtful accounts/expected credit losses	17,376	29,288	32,963	4,643
Lease liabilities	—	18,858	20,226	2,849
Welfare payables	5,807	7,362	8,990	1,266
Inventory provision	7,172	2,472	2,304	325
Accrued expenses and other liabilities	1,329	1,573	1,621	228
Intangible assets	43	23	2	0
Unrealized loss on long-term investment	69	20	410	58
Unrealized profit arising from elimination of inter-company transactions	474	206	69	10
Deferred government subsidies	15	—	—	—

Total deferred tax assets	183,445	263,061	322,995	45,494
Less: valuation allowance	(183,445)	(244,691)	(304,363)	(42,869)

Deferred tax assets, net of valuation allowance	—	18,370	18,632	2,625
Non-current deferred tax liabilities
Right-of-use assets	—	(18,370)	(18,632)	(2,625)
Unrealized gain on long-term investment	(292)	(292)	(292)	(41)

Total deferred tax liabilities	(292)	(18,662)	(18,924)	(2,666)

Deferred tax liabilities, net of valuation allowance	(292)	(292)	(292)	(41)

Full valuation allowances have been provided where, based on all available evidence, management determined that deferred tax assets are not more likely than not to be realizable in future tax years. Movement of valuation allowance is
as follow:

	For the year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB	US$
Valuation allowance
Balance at beginning of the year	120,291	183,445	244,691	34,464
Additions	63,154	61,246	59,672	8,405

Balance at end of the year	183,445	244,691	304,363	42,869

As of December 31, 2021, 2022 and 2023, the Group had deductible tax losses of RMB584,961, RMB786,444 and RMB977,448 (US$137,671) are derived from entities in the PRC. The tax losses in PRC can be carried forward for five years to offset future taxable profit, and the period was extended to ten years for entities qualified as HNTE in 2018 and thereafter. The tax losses of entities in the PRC began to expire from December 31, 202
4
 to 203
3
, if not utilized.
As of December 31, 2021, 2022 and 2023, the Group had deductible tax losses of RMB31,434, RMB29,411 and RMB31,890 (US$4,492) derived from entities in Hong Kong that will not expire if not utilized.
Unrecognized Tax Benefit
As of December 31, 2022 and 2023, the Group had unrecognized tax benefit of RMB5,480 and RMB5,480 (US$772), respectively. The unrecognized tax benefit was mainly related to the withholding tax accrued for the facilitating service in the acquisition of land use right from Guangzhou government by EHang HK on behalf of a third-party buyer in 2017 and under-reported statutory profits before tax. The Group does not anticipate that the amount of existing unrecognized tax benefits will significantly change within the next 12 months; however, an estimate of the range of the possible change cannot be made at this moment. As of December 31, 2022 and 2023, unrecognized tax benefits of RMB5,480 and RMB5,480 (US$772), respectively, if ultimately recognized, will impact the effective tax rate.
A reconciliation of the beginning and ending amount of unrecognized tax benefit was as follows:

	For the year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB	US$
Balance at the beginning of the year	(12,987)	(5,480)	(5,480)	(772)
Reductions for tax positions of prior years	7,507	—	—	—

Balance at the end of the year	(5,480)	(5,480)	(5,480)	(772)

The Group did not record any significant interest and penalties related to an uncertain tax position for the years ended December 31, 2021, 2022 and 2023. No accumulated interest expenses and penalties were recorded in unrecognized tax benefit as of December 31, 2021, 2022 and 2023, respectively.
The material jurisdictions in which the Group is subject to potential examination is China. In general, the PRC tax authorities have up to five years to review a company’s tax filings. As of December 31, 2023, the tax years ended December 31, 2018 through year ended as of the reporting dates for WFOE, the VIEs remain open to examination by the PRC tax authorities.